Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets [Line Items]
Cost		$ 10,340,784	$ 7,286,413	$ 9,783,409	$ 8,613,615
Accumulated Amortization		(1,284,929)	(430,863)	(807,891)	(94,517)
Net book amount		9,055,855	6,855,550	$ 8,975,518	$ 8,519,098
Opening net book amount		8,975,518	8,519,098
Effect of changes in foreign exchange rates		282,950	(1,327,202)
Additions	[1]	274,425
Amortization	[2]	(477,038)	(336,346)
Closing net book amount		$ 9,055,855	$ 6,855,550

[1]	Starting the second quarter of fiscal year 2025, Moolec identified that the development process of the “Piggy sooy” product completed stage “Early development”, consequently, the patent development expenses have started to be capitalized as part of a new intangible. As of December 31, 2024 the total capitalized amounts to $256,527.
[2]	The amortization charge is included in Administrative expenses and Research and development expenses (see notes 19 and 20).